Borrowings and leases - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) banks	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, unamortised financing fees	€ 29	€ 30
Interest expense on lease liabilities	21	17	€ 14
Cash outflow for leases	178	165	€ 167
Multi-currency credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,800	€ 1,800
Number of credit facility banks | banks	12